Debt (Details 1) (L-3 Communications [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
3.95% Senior Notes due 2016 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	November 22, 2011
Amount Issued	$ 500
Discount	4
Net Cash Proceeds	491
Effective Interest Rate	4.11%
Redemption at Treasury Rate	0.50%
5.20% Senior Notes due 2019 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	October 2, 2009
Amount Issued	1,000
Discount	4
Net Cash Proceeds	987
Effective Interest Rate	5.25%
Redemption at Treasury Rate	0.30%
4.75% Senior Notes due 2020 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	May 21, 2010
Amount Issued	800
Discount	3
Net Cash Proceeds	790
Effective Interest Rate	4.79%
Redemption at Treasury Rate	0.25%
4.95% Senior Notes due 2021 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	February 7, 2011
Amount Issued	650
Discount	4
Net Cash Proceeds	$ 639
Effective Interest Rate	5.02%
Redemption at Treasury Rate	0.25%